Investment in Biohaven (Details Textual)	1 Months Ended	12 Months Ended
	Feb. 02, 2018 $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Jan. 31, 2018 £ / shares	Feb. 15, 2017 shares
Statements [Line Items]
Fair value shares investment		2,000	2,000	2,000
Fair value amount | $		$ 68,060	$ 102,940	$ 52,520
Fair value per share | (per share)		$ 34.03	$ 51.47	$ 25.76	£ 10.00
Unrealized gains | $		$ 34,880	$ 50,420
Biohaven [Member]
Statements [Line Items]
Number of shares issued						6,341,500
Sale of shares	236,770
Market average price | $ / shares	$ 30.79